Financial risk management (Tables)	6 Months Ended
Dec. 31, 2020
Financial risk management
Schedule of net borrowings being hedged at balance sheet date

	31 December	30 June	31 December
	2020	2020	2019
	$’000	$’000	$’000
USD borrowings	650,000	650,000	650,000
Hedged USD cash	(2,434)	(3,025)	(58,892)
Net USD debt	647,566	646,975	591,108
Hedged future USD revenues (1)	(63,720)	(177,524)	(199,137)
Unhedged USD borrowings	583,846	469,451	391,971
Closing USD exchange rate ($: £)	1.3655	1.2374	1.3200
(1)

The hedged future revenues as at 30 June 2020 and 31 December 2019 include a forecast transaction to which hedge accounting was applied, which no longer meets the hedge accounting criteria due to a change in denomination of the contract currency.

Schedule of interest rate swaps at reporting date that are used to hedge borrowings

	31 December	30 June	31 December
	2020	2020	2019
Principal value of loan outstanding ($’000)	150,000	150,000	150,000
Rate received	1 month $ LIBOR	1 month $ LIBOR	1 month $ LIBOR
Rate paid	Fixed 2.032%	Fixed 2.032%	Fixed 2.032%
Expiry date	30 June 2024	30 June 2024	30 June 2024